Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

We maintain a compensation clawback policy covering each of our current and former executive officers, in accordance with Nasdaq and SEC rules. The policy provides that, subject to limited exceptions where recovery is determined to be impracticable, if the Company is required to restate its financial results due to material noncompliance with financial reporting requirements under the securities laws, the Compensation Committee must take reasonably prompt action to recover any incentive-based compensation from the executive officer, to the extent that the compensation exceeded what would have been paid to the executive officer under the restatement. Recovery applies to any such excess incentive-based compensation received by any covered executive officer during the three completed fiscal years immediately preceding the earlier of (i) the date on which the Company concludes, or reasonably should have concluded, that an accounting restatement is required, or (ii) the date a court, regulator, or other legally authorized body directs the Company to prepare a restatement.